EARNINGS PER SHARE - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Income from continuing operations attributable to non-controlling interests	$ 3,082	$ (3,565)	$ 883